UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/11

Date of reporting period: 12/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             1634 Pebble Chase Drive
                                 Katy, TX 77450


                                  ANNUAL REPORT
                                DECEMBER 31, 2011

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


Dear Fellow Shareholders:

The Fund's total return over the past six months was -25.02%, bringing our yearly return to -18.79%. The S&P 500 Index posted a total return of -3.69% over the past six months and a yearly return of 2.11%. Our performance continues to be negatively impacted by European sovereign debt fears and their impact on our portfolio, especially financials. Our poor performance during the last six months was in large part due to a decline in the price of Level 3 Communications of nearly 54%, although for the full year it appreciated by almost 16%. The mid-year run-up in price was most likely due to investor optimism in anticipation of the recently completed merger with Global Communications. We expect the merger will significantly benefit Level 3 Communications going forward due to anticipated synergistic operating and capital expense savings and expansion of operations into Latin America, where Global Communications has existing assets and operations.

As is noted in our industry sector weightings chart on page 6, we are currently weighted 23.63% in the financial sector, which is down from 40.91% a year ago. However, we changed industry sector definitions and categories this year, which moved real estate and real estate operations from the financial into the services sector. Considering our real estate holdings as financials would increase this year's weighting to 32.44%.

Last year we presented a chart showing the price to tangible book values for each of our holdings in the financial sector. In the chart on the next page we have again presented 2010 price to tangible book values for those financial companies whose stock we still hold, plus a new addition, Genworth Financial. We have added columns for 2011 price to tangible book and for tangible book values for both 2010 and 2011. The tangible book value calculations subtract goodwill and intangibles from equity, using 3rd quarter balance sheet data. To be more conservative, we also treated all preferred equity on the balance sheet as debt, thus reducing book value by the value of the preferred shares. The price to tangible book ratios were calculated using December 31, 2010 and 2011 market capitalizations (share price multiplied by shares outstanding).

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

COMPANY                              2010 TB     2011 TB    2010   2011
                                   ($Billions) ($Billions)
-------                            ----------- -----------  ----   ----
Bank of America Corporation           $147        $151      1.06   0.45
Citigroup                             $137        $145      1.13   0.53
Genworth Financial                    $13.0       $14.3     0.49   0.22
Goldman Sachs                         $72.5       $70.1     1.25   0.70
Hartford Financial Services Group     $19.9       $21.7     0.61   0.34


As this chart illustrates, the financials we own, and we believe the same holds true for the sector in general, saw their market capitalizations continue to erode, as evidenced by the decrease in their price to tangible book ratios, even though all but Goldman Sachs managed to increase their tangible book values over the prior 12 months. We believe the shares were underpriced in 2010 based on historical norms for price to tangible book ratios, and all have become even more underpriced over the past year. Even if we are mistaken that there will be a return to historical norms, due to more stringent government regulations imposed on financial companies, a simple return of market capitalizations to equal tangible book value would represent significant appreciation in share prices.

The graph and chart on the next page compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through December 31, 2011. The chart compares total returns from June 30, 2011 through December 31, 2011 (most recent six months), for the past year, the past five years and from the Fund's inception date of January 15, 2004 through December 31, 2011. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

                                        $10,000              $10,000
     2004	                        $11,794              $10,906
     2005                               $11,528              $11,441
     2006                               $13,352              $13,248
     2007                               $11,895              $13,976
     2008                               $ 4,766              $ 8,805
     2009                               $ 8,975              $11,135
     2010                               $ 9,834              $12,813
     2011                               $ 7,986              $13,083



                      Total Returns (Dividends Reinvested)
                        Periods Ended December 31, 2010

                        Most Recent     1 Year     5 Years     Since Inception
                        Six Months                           (January 15, 2004)
                        -----------     -------    -------   ------------------

Foresight Value Fund     -25.02%        -18.79%    -9.77%         -2.78%

S&P 500 Index             -3.69%         2.11%     -0.25%          3.43%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. Other total returns are average annual returns.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


During the past six months, we have added nine new companies to our portfolio and liquidated our holdings in eleven companies. The new additions to the portfolio were Cemex, Corning, Dell, General Motors Company, Genworth Financial, Howard Hughes Corporation, Kennedy-Wilson Holdings, Koninklijke Philips Electronics and Resolute Forest Products. We also added to our positions in Bank of America Corporation, Chesapeake Energy, Citigroup, Goldman Sachs, Hartford Financial Services Group, Level 3 Communications, Sprint and USG.

We have owned Cemex, Corning, Dell and General Motors before, and have repurchased their shares at what we believe to be attractive prices. Genworth Financial provides insurance, wealth management, investment, and financial solutions in the United States and internationally. Howard Hughes Corporation is a real estate investment and development company, with investment property in Nevada, Manhattan, Texas, Hawaii and other United States locations. Kennedy-Wilson Holdings operates as a real estate investment and services company in the United States, Europe and Japan. Koninklijke Philips Electronics manufactures and markets healthcare, consumer lifestyle, and lighting products worldwide. They are one of the world's leaders in LED lighting. Resolute Forest Products, formerly named AbitibiBowater, manufactures and sells newsprint, coated mechanical and specialty papers, market pulp, and wood products. We purchased our position at a price substantially below book value.

The eleven positions eliminated from the portfolio were Alere, Allied Nevada Gold, Cisco Systems, Gap, Microsoft, Morgan Stanly, NRG Energy, POSCO, Rio Tinto, Sears Holdings and Transocean. All were sold in order to free up capital for other investments, which were considered more attractive.

In addition to the above purchases and eliminations, we had "round trips" in six other securities, where the company's stock was both bought and sold during the past six months. Our turnover this year, at 155% of average net assets, was higher than average. This was mainly due to the extreme volatility of stock prices, especially during the final six months of the year, when most stock prices seemed to move in tandem with the latest news from the European Union. Although we do not consider ourselves traders, this volatility did present some trading opportunities of which we availed ourselves. As it turned

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


out, we were successful in adding value, although we would prefer a return to a market with less volatility and correlation among stock prices.

Our top performing investments over the past six months were Cemex, Collective Brands, Allied Nevada Gold, Koninklijke Philips Electronics and Mosaic.
 Collective Brands, Allied Nevada Gold and Mosaic were all "round trips". Our poorest performers for the past six months were Level 3 Communications, Bank of America, Sprint Nextel, Goldman Sachs and Hartford Financial Services Group.

Market volatility and correlation among stock prices have both lessened as we enter 2012, as has the unemployment rate. Our portfolio has also benefitted, recovering over 98% of the value it lost during the previous year in the first five weeks of this year. However, our gains this new year could quickly disappear if European contagion resurfaces. Nevertheless, we believe economic recovery in the United States will continue this year, albeit at a slow pace. The current administration, facing an uphill battle for re-election, seems to have a newly awakened interest in the economy over other, sometimes conflicting agenda. There is still the long-term risk that continued deficit spending by many governments, not the least being the United States, will lead to sovereign debt crises, degraded currencies, inflation and stressed world financial markets.

As always, if you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND or visit our website at www.foresightfunds.com.


Sincerely yours,


/s/ Michael M. Bissell


Michael M. Bissell, CFA
President, Foresight Funds, Inc.
February 3, 2012

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                    Portfolio Holdings by Industry Sector
             Percent of Total Investments as of December 31, 2011

                       Basic Materials ..........  8.26%
                       Capital Goods ............ 13.37%
                       Conglomerates ............  0.00%
                       Consumer Cyclical ........  8.87%
                       Consumer Non-Cyclical ....  3.89%
                       Energy ...................  6.82%
                       Financial ................ 23.63%
                       Healthcare ...............  0.00%
                       Services ................. 26.60%
                       Technology ...............  8.15%
                       Transportation ...........  0.00%
                       Utilities ................  0.00%
                       Cash and Other Assets ....  0.41%


Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees, transaction costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance
(5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which although they do not apply to our no-load Fund (with the exception of an early redemption fee), may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 7/1/2011      12/31/2011      Period*
                                ---------      ----------     --------

Actual	                        $1,000.00	  $896.46       $5.65

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.51	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                            Schedule of Investments
                               December 31, 2011


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.48%

     AUDIO AND VIDEO EQUIPMENT - 5.55%

     Koninklijke Philips Electronics NV ** ..........   1300           $  27,235
                                                                       ---------

     AUTO AND TRUCK MANUFACTURERS - 3.31%

     General Motors Company * .......................    800           $  16,216
                                                                       ---------

     COMMUNICATION SERVICES - 13.94%

     Level 3 Communications, Inc. * .................   3200           $  54,368
     Sprint Nextel Corporation * ....................   6000              14,040
                                                                       ---------
                                                                       $  68,408
                                                                       ---------
     COMPUTER HARDWARE - 4.18%

     Dell Inc. * ....................................   1400           $  20,482
                                                                       ---------

     CONSTRUCTION (RAW MATERIALS) - 13.35%

     cEMEX SAB de CV * ** ...........................   6500           $  35,035
     USG Corporation * ..............................   3000              30,480
                                                                       ---------
                                                                       $  65,515
                                                                       ---------
     ELECTRONIC INSTR. AND CONTROLS - 3.97%

     Corning Incorporated ...........................   1500           $  19,470
                                                                       ---------

     FORESTRY AND WOOD PRODUCTS - 3.81%

     Weyerhaeuser Company ...........................   1000           $  18,670
                                                                       ---------

     INSURANCE (LIFE) - 5.34%

     Genworth Financial, inc. * .....................   4000           $  26,200
                                                                       ---------

     INSURANCE (PROPERTY & CASUALTY) - 5.96%

     Hartford Financial Services Group Inc. .........   1800           $  29,250
                                                                       ---------

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

                                                      SHARES        MARKET VALUE
                                                      ------        ------------


     INVESTMENTS (DIVERSIFIED) - 4.61%

     Goldman Sachs Group, Inc. ......................   250            $  22,608
                                                                       ---------

     MONEY CENTER BANKS - 7.69%

     Bank of America Corporation ....................   3000           $  16,680
     Citigroup, Inc. ................................    800              21,048
                                                                       ---------
                                                                       $  37,728
                                                                       ---------
     OIL & GAS OPERATIONS - 6.82%

     Chesapeake Energy Corp. ........................   1500           $  33,435
                                                                       ---------

     PAPER AND PAPER PRODUCTS - 4.45%

     Resolute Forest products * ** ..................   1500           $  21,825
                                                                       ---------

     REAL ESTATE OPERATIONS - 8.81%

     Howard Hughes Corporation * ....................    500           $  22,085
     Kennedy-WilsonHoldings, Inc. ...................   2000              21,160
                                                                       ---------
                                                                       $  43,245
     RETAIL (TECHNOLOGY) - 3.81%

     Best Buy Co., Inc. .............................    800           $  18,696
                                                                       ---------
     TOBACCO - 3.88%

     Alliance One International, Inc. * .............   7000           $  19,040
                                                                       ---------

     TOTAL COMMON STOCKS (Cost $700,917) ............................  $ 488,023
                                                                       ---------

MONEY MARKET FUNDS -  0.41%


     Prime Obligation Fund ISS (0.01% Yield) .........  1989           $   1,989
                                                                       ---------
     TOTAL MONEY MARKET FUNDS (Cost $1,989) .........................  $   1,989
                                                                       ---------

TOTAL INVESTMENTS (Cost $702,906) - 99.88% ..........................  $ 490,012
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.12% ...................   $     565
                                                                       ---------

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                                                      SHARES        MARKET VALUE
                                                      ------        ------------





NET ASSETS -  100.00% ...............................................  $ 490,577
                                                                       =========

*    Non-income producing security
** Koninklijke Philips Electronics NV is domiciled in Netherlands Cemex SAB de CV is domiciled in Mexico
     Resolute Forest Products is domiciled in Canada

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011



                      Statement of Assets and Liabilities
                               December 31, 2011

ASSETS

     Investments, at Market Value (Cost - $702,906) ................ $  490,012
     Cash ..........................................................      3,925
     Dividends Receivable ..........................................        388
     Receivable Due from Adviser ...................................        535
     Other Assets ..................................................          -
                                                                     ----------
     Total Assets .................................................. $  494,860
                                                                     ----------

LIABILITIES

     Accrued Investment Advisory Fee ...............................        424
     Other Payables and Accrued Expenses ...........................      3,859
                                                                     ----------
     Total Liabilities ............................................. $    4,283
                                                                     ----------

NET ASSETS

     Capital (Par value and paid in surplus) ....................... $  835,596
     Undistributed Net Investment income ...........................          -
     Accumulated Net Realized Gain/(Loss) ..........................   (132,125)
     Net Unrealized Depreciation on Investments ....................   (212,894)
                                                                     ----------
     Net Assets .................................................... $  490,577
                                                                     ==========
     Shares of Beneficial Interest Outstanding .....................     77,777
                                                                     ----------
     Net Asset Value Per Share ..................................... $     6.31
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

                            Statement of Operations
                   January 1, 2011 through December 31, 2011


INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   4,238
     Interest .......................................................         2
     Other Income ...................................................        31
                                                                      ---------
     Total Income ................................................... $   4,271
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   5,922
     Custodian Fees and Expenses ....................................     5,900
     Audit and Accounting Fees ......................................     2,500
     Directors' Fees and Expenses ...................................         -
     Other Fees and Expenses ........................................     1,384
                                                                      ---------
     Total Expenses ................................................. $  15,706
     Less Expenses Reimbursed by Adviser (Note 3)....................   ( 8,290)
                                                                      ---------
     Net Expenses ................................................... $   7,416
                                                                      ---------
     Net Investment Income/(Loss) ................................... $  (3,145)
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $  47,907
     Change in Unrealized Depreciation on Investments ...............  (158,243)
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $(110,336)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................... $(113,481)
                                                                      =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                       Statement of Changes in Net Assets
                    January 1, 2011 through December 31, 2011


                                                            Year       Year
                                                            Ended      Ended
                                                            2011       2010
                                                          ---------  ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ..................... $   (3,145)  $  (3,353)
     Net Realized Gain/(Loss) on Investments ...........     47,907      39,560
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments .......................   (158,243)     16,542
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations ................................... $ (113,481)  $  52,749
                                                         ----------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income ............................. $        -   $       -
     Net Realized Gains ................................          -           -
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................ $        -   $       -
                                                         ----------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ...................... $        -   $       -
     Shares Issued in Reinvestment of Dividends ........          -           -
     Cost of Shares Redeemed ...........................          -           -
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ........................... $        -  $        -
                                                         ----------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ........... $ (113,481)  $  52,749
     Net Assets at Beginning of Period .................    604,058     551,309
                                                         ----------   ---------
     Net Assets at End of Period ....................... $  490,577   $ 604,058
                                                         ==========   =========

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                                                            Year        Year
                                                            Ended       Ended
                                                            2011        2010
                                                          ---------   ---------

SHARES TRANSACTIONS

     Issued .............................................         -           -
     Reinvested .........................................         -           -
     Redeemed ...........................................         -           -
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................         -           -
     Shares Outstanding at Beginning of Period ..........    77,777      77,777
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    77,777      77,777
                                                          =========   =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                              Financial Highlights
                    For a Share Outstanding During Each Period



                                                                                      Year Ended

                                                                 2011        2010        2009        2008        2007
                                                              ---------   ---------   ---------   ---------   ---------

     Net Asset Value at Beginning of Period ................. $    7.77   $    7.09   $    3.76   $    9.39   $   12.01
                                                              ---------   ---------   ---------   ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ........................... $   (0.04)  $   (0.04)  $   (0.04)  $   (0.02)  $    0.00
     Net Realized and Unrealized Gain/(Loss) on Investments .     (1.42)       0.72        3.37       (5.61)      (1.32)
                                                              ---------   ---------   ---------   ---------   ---------
     Total from Investment Operations ....................... $   (1.46)       0.68        3.33   $   (5.63)      (1.32)
                                                              ---------   ---------   ---------   ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ............................. $    0.00   $    0.00   $    0.00   $    0.00   $    0.00
     From Net Realized Gain .................................      0.00        0.00        0.00        0.00        1.30
                                                              ---------   ---------   ---------   ---------   ---------
     Total Distributions to Shareholders .................... $    0.00   $    0.00   $    0.00   $    0.00   $    1.30
                                                              ---------   ---------   ---------   ---------   ---------

     Net Asset Value at End of Period ....................... $    6.31   $    7.77   $    7.09   $    3.76   $    9.39
                                                              =========   =========   =========   =========   =========

     Total Returns ..........................................  (18.79)%       9.57%      88.30%    (59.93)%    (10.91)%

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                              Financial Highlights
                    For a Share Outstanding During Each Period


                                                                                      Year Ended

                                                                 2011        2010        2009        2008        2007
                                                              ---------   ---------   ---------   ---------   ---------


RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ................... $    491    $    604    $    551    $    369    $    930

     RATIOS TO AVERAGE NET ASSETS

     Expenses ...............................................     1.25%       1.25%       1.25%       1.25%       1.25%
     Expenses before reimbursement ..........................     2.65%       2.82%       2.79%       2.84%       1.80%
     Net Investment Income/(Loss) ...........................    (0.53%)     (0.60%)     (0.55%)     (0.34%)     (0.01%)
     Net Investment Income/(Loss) before reimbursement ......    (1.93%)     (2.17%)     (2.09%)     (1.93%)     (0.56%)
     Portfolio Turnover Rate ................................    155.2%      111.6%       79.0%       94.9%       78.3%



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

Notes to Financial Statements
December 31, 2011

1.  Organization

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation

Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes

There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments

Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

Fair Value Pricing

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.

The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund's portfolio securities. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

The Fund's Advisor shall monitor for the following situations where fair value pricing of securities may be required. For each of these situations, a recommended method for establishing fair value is also presented.

A security does not trade during a day for which the Fund's NAV is required to be calculated. If bid and ask prices are available for the security, the fair value shall be established as the average of these prices. If bid and ask prices are not available, the last price at which the security traded shall be used as fair value.

An event occurs, with the potential for affecting the price of a security which only trades on a foreign market, subsequent to the close of trading on the foreign market, but prior to close of trading on the New York Stock Exchange. If an ADR or other derivative of the foreign security trades on an American exchange, ascertain the fair value by observing the relative changes in the ADR or derivative before and after the event. Otherwise, observe the changes in an appropriate foreign market index or an ADR of a comparable foreign security.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective May 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended December 31, 2011.

Inputs used in the valuation to derive fair value are classified based on a fair value hierarchy which distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's investments carried at fair value:

Description          Level 1        Level 2        Level 3        Total
-----------          -------        -------        -------        -----

Securities	     $490,012       $     -        $     -        $490,012

Total                $490,012       $     -        $     -        $490,012

3. Related Party Transactions

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the

Fund. Under the Agreement, the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year, exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. Expense reimbursement agreements between the Fund and the Adviser may only be changed with Board of Directors approval and there are no plans to change this arrangement.

The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2011 through December 31, 2011 and the Adviser reimbursed the Fund $8,290.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of December 31, 2011, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 60.13% of the outstanding

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 30.46% of the outstanding Fund shares.

No remuneration was paid to Fund directors during the period from January 1, 2011 through December 31, 2011. No remuneration was paid to Fund officers during this period.

4.  Investments

For the period from January 1, 2011 through December 31, 2011, purchases and sales of investment securities, other than short-term investments, aggregated $926,236 and $929,831, respectively. The gross unrealized appreciation for all securities totaled $9,881 and the gross unrealized depreciation for all securities totaled ($222,775) for a net unrealized depreciation of ($212,894). The aggregate cost of securities for federal income tax purposes as of December 31, 2011 was $700,917.

5. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent; such amounts are reclassified within the capital accounts based on federal income tax regulations. During the year ended December 31, 2011 permanent differences due to a net investment loss not deductible for tax purposes resulted in a net increase in accumulated net investment income of $3,145 and a corresponding net decrease in paid in surplus of ($3,145). These reclassifications had no impact on net assets or net asset value per share. The tax character of distributions paid during 2011 and 2010 were as follows:

Distributions paid from:                 2011                   2010
                                       ---------              ---------
Ordinary income	                       $       -              $       -
Long-term capital gains                        -                      -
                                       ---------              ---------
Total distributions                    $       -              $       -

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income   $        -
Undistributed long-term gain             -
Capital loss carryforwards        (132,125)
Unrealized depreciation           (212,894)
                                -----------
                                $ (345,019)

Capital loss carryforwards represent tax basis capital losses which may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The Fund's carryforwards expire on December 31, 2016. During the current year the Fund used $47,907 of capital loss carryforwards to offset realized capital gains.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Foresight Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Foresight Value Fund, (hereafter referred to as the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Foresight Value Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ M&K CPA's, PLLC


M&K CPAS, PLLC
www.mkacpas.com
Houston, TX

February 23, 2012

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011

Foresight Fund's Officers and Directors

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 59
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel, Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 56
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held:  Secretary and Chief Compliance Officer
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 60
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years:  Engineer, Bechtel,
Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


Name and Age:  Rebecca L. Leita, Age 58
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


Quarterly Portfolio Holdings Report

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.


Basis for Advisory Agreement Approval

The Investment Advisory Agreement was most recently re-approved by the independent directors at a Board of Directors meeting held on December 14, 2011. In re-approving the Agreement, the independent directors requested, and the Adviser provided, information necessary for the directors to evaluate the fairness of the compensation paid by the Fund. The independent directors considered the following factors:


o Adviser complied with all Fund investment restrictions

o Adviser complied with the terms of the Investment Advisory Agreement

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


                     (This page intentionally left blank)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


o The 1.00% of average daily net assets fee paid to Adviser for investment advisory services was within the range of norms for the mutual fund industry

o Willingness of Adviser to reimburse Fund as required to maintain Fund expense ratio at or below 1.25% of average net assets

o Provision of transfer agency, accounting and administrative services by Adviser free of charge resulted in considerable cost savings for the Fund in comparison to contracting for these services from other providers

o Brokerage commissions paid were below industry average and there were no soft dollar arrangements with brokers

Based on a review of the information submitted by the Adviser, and in consideration of the above factors,it was the judgment of a majority of the independent directors that re-approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2011


Directors and Principal Officers

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary and Chief Compliance Officer
Herbert R. Leita, Director
Rebecca L. Leita, Director


Investment Advisor

Foresight Asset Management, LLC
1634 Pebble Chase Dr.
Katy, TX 77450


Independent Accountants

M&K CPAS, PLLC
13831 Northwest Freeway, Suite 575
Houston, TX 77040


Custodian

Mission Management & Trust Co.
3567 E. Sunrise Drive, Suite 235
Tucson, AZ 85718


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics was previously filed as an exhibit to the registrant's Form N-CSR filed for the period ending
December 31, 2004 and is incorporated herein by reference. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Michael M. Bissell, the registrant's principle executive officer and principle financial officer, who is a Chartered Financial Analyst (CFA) Charter holder, is the audit committee's sole financial expert. Michael M. Bissell is not "independent".

Item 4. Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the Fund during its fiscal year for professional services rendered by the registrant's independent auditor were as follows:

                             December 31, 2011   December 31, 2010
                             -----------------   -----------------
Audit Fees                         $2500               $4500
Audit-Related Fees                 $   0               $   0
Tax Fees                           $   0               $   0
Other Fees                         $   0               $   0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the auditor in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance and tax advice.

(e)(1) The audit committee pre-approves all audit and non-audit services provided to the registrant by the independent auditor.

(e)(2)  No services included in (b)-(d) were approved pursuant to paragraph
        (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)-(h) Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment
        Companies. Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form
     N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR was previously filed and incorporated herein by reference.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  2/27/12


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  2/27/12


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  2/27/12